Investment Property, Net - Changes in Carrying Amount of Investment Property (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about investment property [line items]
Beginning	₩ 1,616,294	₩ 1,074,031
Acquisitions	5,537	56,113
Business Combination	414,921	557,040
Disposals	(81,663)	(441)
Depreciation	(41,637)	(35,586)
Impairment loss	(9,991)
Others	52,435	(34,863)
Ending	1,955,896	1,616,294
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning	787,304	308,523
Acquisitions	3,755	54,891
Business Combination	59,766	473,301
Disposals	(47,137)	(60)
Impairment loss	(215)
Others	62,977	(49,351)
Ending	866,450	787,304
Buildings [member]
Disclosure of detailed information about investment property [line items]
Beginning	655,786	593,505
Acquisitions	1,782	1,006
Business Combination	355,155	83,739
Disposals	(34,419)	(303)
Depreciation	(34,179)	(28,902)
Impairment loss	(9,776)
Others	8,502	6,741
Ending	942,851	655,786
Structures [member]
Disclosure of detailed information about investment property [line items]
Beginning	1,873	1,356
Depreciation	(911)	(1,049)
Others	793	1,566
Ending	1,755	1,873
Right of use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning	171,331	170,647
Acquisitions		216
Disposals	(107)	(78)
Depreciation	(6,547)	(5,635)
Others	(19,837)	6,181
Ending	₩ 144,840	₩ 171,331